Accounting policies	6 Months Ended
Jun. 30, 2020
Accounting policies
Accounting policies

1) Accounting policies

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union and IFRS as published by the International Accounting Standards Board (IASB).

The interim consolidated financial statements of TOTAL SE and its subsidiaries (the Group) as of June 30, 2020, are presented in U.S. dollars and have been prepared in accordance with International Accounting Standard (IAS) 34 “Interim Financial Reporting”.

The accounting principles applied for the consolidated financial statements at June 30, 2020, are consistent with those used for the financial statements at December 31, 2019, with the exception of standards or amendments that must be applied for periods beginning January 1, 2020.

On January 1, 2020, the Group applied the amendments to IFRS9 and IFRS7 relating to the IBOR reform. The amendments modify some specific hedge accounting requirements to provide relief from potential effects of the uncertainty caused by the IBOR reform, and therefore maintain the hedge accounting qualification of interest rate derivatives. The Group is currently assessing the future impacts of these index changes.

The preparation of financial statements in accordance with IFRS for the closing as of June 30, 2020 requires the executive management to make estimates, assumptions and judgments that affect the information reported in the Consolidated Financial Statements and the Notes thereto.

These estimates, assumptions and judgments are based on historical experience and other factors believed to be reasonable at the date of preparation of the financial statements. They are reviewed on an on-going basis by management and therefore could be revised as circumstances change or as a result of new information.

The main estimates, judgments and assumptions relate to the estimation of hydrocarbon reserves in application of the successful efforts method for the oil and gas activities, asset impairments, employee benefits, asset retirement obligations and income taxes. These estimates and assumptions are described in the Notes to the Consolidated Financial Statements as of December 31, 2019.

The interim consolidated financial statements are impacted by the Covid-19 and oil crises described in note 7 Other risks and contingent liabilities. The Group has taken this environment into account in its estimates, notably those relating to inventory valuation, asset impairments, employee benefits and income taxes.

As of June 30, 2020, the Group has decided to revise the price assumptions used for its assets impairment tests. Based on these new assumptions, asset impairments were recorded. during the period. In line with its new Climate Ambition announced on May 5, 2020, which aims at carbon neutrality, the Group has reviewed its oil assets that can be qualified as “stranded”, and therefore has decided to impair its oil sands assets in Canada. These impairments and revised assumptions are presented in note 3.4 Asset impairment.

Moreover, the value of petroleum and petrochemical inventories that are measured, according to the FIFO (First-in, First-Out) method, deteriorated as a result of the significant decrease in prices during the quarter, especially in the Refining and Chemicals business segment.

Different estimates, assumptions and judgments could significantly affect the information reported, and actual results may differ from the amounts included in the Consolidated Financial Statements and the Notes thereto.

Furthermore, when the accounting treatment of a specific transaction is not addressed by any accounting standard or interpretation, the management applies its judgment to define and apply accounting policies that provide information consistent with the general IFRS concepts: faithful representation, relevance and materiality.